Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule Of Inventory

	December 31
	2011	2012
Raw materials	$3,087	$2,994
Work in progress	2,840	1,777
Finished products	2,269	2,278

	$8,196	$7,049